Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust II
Entity Central Index Key	0001352280
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Columbia Limited Duration Credit Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Class A
Trading Symbol	ALDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 36	0.70% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[1]
Net Assets	$ 530,858,359
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 530,858,359
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.

Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%

Columbia Limited Duration Credit Fund - Class C [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Class C
Trading Symbol	RDCLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 74	1.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[1]
Net Assets	$ 530,858,359
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 530,858,359
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%

Columbia Limited Duration Credit Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional Class
Trading Symbol	CLDZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 23	0.45% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[1]
Net Assets	$ 530,858,359
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 530,858,359
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%

Columbia Limited Duration Credit Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional 2 Class
Trading Symbol	CTLRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 20	0.40% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[1]
Net Assets	$ 530,858,359
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 530,858,359
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%

Columbia Limited Duration Credit Fund - Institutional 3 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Limited Duration Credit Fund
Class Name	Institutional 3 Class
Trading Symbol	CLDYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Columbia Limited Duration Credit Fund (the Fund) for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 18	0.35% (a)
(a)	Annualized.

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[1]
Net Assets	$ 530,858,359
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 530,858,359
Total number of portfolio holdings	92
Portfolio turnover for the reporting period	45%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Peachtree Corners Funding Trust 02/15/2025 3.976%	4.8%
Bank of America Corp. 12/20/2028 3.419%	4.6%
Bacardi Ltd. 05/15/2028 4.700%	3.8%
U.S. Treasury 06/15/2025 2.875%	3.1%
JPMorgan Chase & Co. 10/15/2030 2.739%	3.0%
Principal Life Global Funding II 11/27/2029 4.950%	2.8%
Goldman Sachs Group, Inc. (The) 01/28/2031 5.207%	2.5%
CenterPoint Energy, Inc. 08/10/2026 5.250%	2.2%
Occidental Petroleum Corp. 08/01/2029 5.200%	2.2%
HSBC Holdings PLC 11/19/2030 5.286%	2.1%

[1]	Annualized.